CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Other income (expense):
Net income (loss)					$ 1,753,666	$ (2,104,430)
Predecessor
Revenue, net					131,465	353,926
Operating costs and expenses:
Cost of sales and service					3,257	43,484
Selling, general and administrative					980,579	1,975,255
Total operating costs and expenses					983,836	2,018,739
Net income (loss) from operations					(852,371)	(1,664,813)
Other income (expense):
(Gain) loss on derivative valuation					84,284	246,939
Gain (loss) on debt extinguishment					3,170,326
Loss on disposal of subsidiaries						(26,058)
Interest expense					(648,573)	(660,498)
Total other income (expense)					2,606,038	(439,617)
Income (loss) before income taxes					1,753,666	(2,104,430)
Net income (loss)					$ 1,753,666	$ (2,104,430)
Income (loss) per common share, basic and diluted					$ 0.05	$ (0.14)
Weighted average number of common shares outstanding, basic and diluted					38,153,419	14,616,664
Successor
Revenue, net	$ 3,615,305	$ 4,313,779	$ 6,593,107	$ 7,032,388
Operating costs and expenses:
Cost of sales and service	123,010	163,617	317,296	482,991
Selling, general and administrative	494,383	438,351	832,388	653,805
Total operating costs and expenses	4,539,328	4,139,903	8,538,364	8,422,950
Net income (loss) from operations	(924,023)	173,875	(1,945,257)	(1,390,562)
Commissions	2,958,173	2,641,874	5,438,565	5,540,754
Selling and marketing	119,218	209,703	268,596	344,692
Salary and related	419,347	495,012	856,493	1,010,967
Professional fees	425,197	191,347	825,026	389,741
Other income (expense):
Gain (loss) on debt extinguishment	(81,035)		(2,767,422)
Interest expense	(81,136)		(91,903)
Total other income (expense)	(161,495)	(67,148)	(3,982,636)	(100,374)
Loss on spin-off of operations	(1,118,609)		(1,118,609)
Interest expense - related parties		(67,155)	(3,000)	(100,395)
Other income (expense)	676	7	(1,702)	21
Income (loss) before income taxes	(1,085,518)	106,728	(5,927,893)	(1,490,936)
Income tax expense	(6,879)	(120)	(13,340)	(120)
Net income (loss)	$ (1,092,397)	$ 106,608	$ (5,941,233)	$ (1,491,056)
Income (loss) per common share, basic and diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	1,822,478,129	125,888,155	1,581,200,506	125,888,155